UNSECURED DEBT AND CROSS CURRENCY INTEREST RATE SWAPS	12 Months Ended
Dec. 31, 2020
Borrowings [abstract]
UNSECURED DEBT AND CROSS CURRENCY INTEREST RATE SWAPS
8. UNSECURED DEBT AND CROSS CURRENCY INTEREST RATE SWAPS

(a)	Unsecured Debentures and Term Loans, Net

As at December 31,		2020		2019
	Maturity Date	Amortized Cost (1)	Principal issued and outstanding	Amortized Cost (1)	Principal issued and outstanding
2021 Debentures	July 5, 2021	$249,870	$250,000	$249,646	$250,000
2023 Debentures	November 30, 2023	399,066	400,000	398,746	400,000
2027 Debentures	June 4, 2027	497,179	500,000	—	—
2030 Debentures	December 18, 2030	497,060	500,000	—	—
2024 Term Loan	December 19, 2024	235,419	235,949	239,153	239,816
2026 Term Loan	December 11, 2026	299,528	300,000	299,449	300,000
		$2,178,122	$2,185,949	$1,186,994	$1,189,816
(1)
The amounts outstanding are net of deferred financing costs and, in the case of the term loans, debt modification losses. The deferred financing costs and debt modification losses are amortized using the effective interest method and are recorded in interest expense.

As at December 31,	2020	2019
Unsecured Debentures and Term Loans, Net
Non-current	$1,928,252	$1,186,994
Current	249,870	—
	$2,178,122	$1,186,994
2021 Debentures
On July 3, 2014, Granite REIT Holdings Limited Partnership (“Granite LP”), a wholly-owned subsidiary of Granite, issued at par $250.0 million aggregate principal amount of 3.788% Series 2 senior debentures due July 5, 2021 (the “2021 Debentures”). Interest on the 2021 Debentures is payable semi-annually in arrears on January 5 and July 5 of each year. Deferred financing costs of $1.6 million were incurred and recorded as a reduction against the principal owing.
The 2021 Debentures are redeemable, in whole or in part, at Granite’s option at any time and from time to time, at a price equal to accrued and unpaid interest plus the greater of (a) 100% of the principal amount of the 2021 Debentures to be redeemed; and (b) the Canada Yield Price. The Canada Yield Price means, in respect of a 2021 Debenture, a price equal to which, if the 2021 Debenture were to be issued at such price on the redemption date, would provide a yield thereon from the redemption date to its maturity date equal to
46.0
basis points above the yield that a
non-callable
Government of Canada bond, trading at par, would carry if issued on the redemption date with a maturity date of July 5, 2021. Granite also has the option to redeem the 2021 Debentures at par plus any accrued and unpaid interest within one month of the maturity date of July 5, 2021.
On January 4, 2021, the Trust redeemed in full the outstanding $250.0 million aggregate principal amount of the 2021 Debentures (note 22). In conjunction with the redemption, the 2021 Cross Currency Interest Rate Swap was terminated on January 4, 2021 (note 22).
2023 Debentures
On December 20, 2016, Granite LP issued $400.0 million aggregate principal amount of 3.873% Series 3 senior debentures due November 30, 2023 (the “2023 Debentures”) at a nominal premium. Interest on the 2023 Debentures is payable semi-annually in arrears on May 30 and November 30 of each year. Deferred financing costs of $2.2 million were incurred and recorded as a reduction against the principal owing.
The 2023 Debentures are redeemable, in whole or in part, at Granite’s option at any time and from time to time, at a price equal to accrued and unpaid interest plus the greater of (a) 100% of the principal amount of the 2023 Debentures to be redeemed; and (b) the Canada Yield Price. The Canada Yield Price means, in respect of a 2023 Debenture, a price equal to which, if the 2023 Debenture were to be issued at such price on the redemption date, would provide a yield thereon from the redemption date to its maturity date equal to 62.5 basis points above the yield that a non-callable
Government of Canada bond, trading at par, would carry if issued on the redemption date with a maturity date of November 30, 2023. Granite also has the option to redeem the 2023 Debentures at par plus any accrued and unpaid interest within two months of the maturity date of November 30, 2023.
2027 Debentures
On June 4, 2020, Granite LP issued at par
$500.0 million aggregate principal amount of 3.062% Series 4 senior debentures due June 4, 2027 (the “2027 Debentures”). Interest on the 2027 Debentures is payable semi-annually in arrears on June 4 and December 4 of each year. Deferred financing costs of $3.0 million were incurred in connection with the issuance of the 2027 Debentures and are recorded as a reduction against the principal owing.
The 2027 Debentures are redeemable, in whole or in part, at Granite’s option at any time and from time to time, at a price equal to accrued and unpaid interest plus the greater of (a) 100% of the principal amount of the 2027 Debentures to be redeemed; and (b) the Canada Yield Price. The Canada Yield Price means, in respect of a 2027 Debenture, a price equal to which, if the 2027 Debenture were to be issued at such price on the redemption date, would provide a yield thereon from the redemption date to its maturity date equal to 65.0 basis points above the yield that a non-callable
Government of Canada bond, trading at par, would carry if issued on the redemption date with a maturity date of June 4, 2027. Granite also has the option to redeem the 2027 Debentures at par plus any accrued and unpaid interest within two months of the maturity date of June 4, 2027.
2030 Debentures
On December 18, 2020, Granite LP issued at par
$500.0 million aggregate principal amount of 2.378% Series 5 senior debentures due December 18, 2030 (the “2030 Debentures”). Interest on the 2030 Debentures is payable semi-annually in arrears on June 18 and December 18 of each year. Deferred financing costs of $3.0 million were incurred in connection with the issuance of the 2030 Debentures and are recorded as a reduction against the principal owing. As at December 31, 2020, deferred financing
costs of $0.2 million remain to be paid.
The 2030 Debentures are redeemable, in whole or in part, at Granite’s option at any time and from time to time, at a price equal to accrued and unpaid interest plus the greater of (a) 100% of the principal amount of the 2030 Debentures to be redeemed; and (b) the Canada Yield Price. The Canada Yield Price means, in respect of a 2030 Debenture, a price equal to which, if the 2030 Debenture were to be issued at such price on the redemption date, would provide a yield thereon from the redemption date to its maturity date equal to 39.5 basis points above the yield that a non-callable Government of Canada bond, trading at par, would carry if issued on the redemption date with a maturity date of December 18, 2030. Granite also has the option to redeem the 2030 Debentures at par plus any accrued and unpaid interest within three
months of the maturity date of December 18, 2030.
2024 Term Loan
On December 19, 2018, Granite LP entered into and fully drew down a US$185.0 million senior unsecured non-revolving
term facility that originally matured on December 19, 2022. On October 10, 2019, Granite refinanced the US$185.0 million term facility and extended the maturity date two years to December 19, 2024 (the “2024 Term Loan”). The 2024 Term Loan is fully prepayable without penalty. Any amount repaid may not be re-borrowed.
Interest on drawn amounts is calculated based on LIBOR plus an applicable margin determined by reference to the external credit rating of Granite LP and is payable monthly in arrears. Deferred financing costs of $0.8 million were incurred and are recorded as a reduction against the principal owing. In addition, as a result of the extension in the maturity date in October 2019, Granite recorded a nominal loss in fair value (gains) losses on financial instruments on the combined statement of net income as a result of the debt modification.
In conjunction with the extension, the previously existing cross currency interest rate swap associated with the term facility was terminated on September 24, 2019 and blended into a new cross currency interest rate swap (note 8(b)).
2026 Term Loan
On December 12, 2018, Granite LP entered into and fully drew down a $300.0 million senior unsecured non-revolving
term facility that originally matured on December 12, 2025. On November 27, 2019, Granite refinanced the $300.0 million term facility and extended the maturity date one year to December 11, 2026 (the “2026 Term Loan”). The 2026 Term Loan is fully prepayable without penalty. Any amount repaid may not be re-borrowed.
Interest on drawn amounts is calculated based on the Canadian Dollar Offered Rate (“CDOR”) plus an applicable margin determined by reference to the external credit rating of Granite LP and is payable monthly in advance. Deferred financing costs of $1.5 million were incurred and are recorded as a reduction against the principal owing. In addition, as a result of the extension in the maturity date in November 2019, Granite recorded a loss of $0.7 million in fair value (gains) losses on financial instruments on the combined statement of net income as a result of the debt modification.
In conjunction with the extension, the previously existing cross currency interest rate swap associated with the term facility was settled on November 27, 2019 and a new cross currency interest rate swap was entered into (note 8(b)).
The 2021 Debentures, 2023 Debentures, 2027 Debentures, 2030 Debentures, 2024 Term Loan and 2026 Term Loan rank pari passu with all of Granite LP’s other existing and future senior unsecured indebtedness and are guaranteed by Granite REIT and Granite GP.

(b)	Cross Currency Interest Rate Swaps

As at December 31,	2020	2019
Financial asset at fair value
2027 Cross Currency Interest Rate Swap	$28,676	$—
Financial liabilities at fair value
2021 Cross Currency Interest Rate Swap	$16,953	$3,630
2023 Cross Currency Interest Rate Swap	36,540	24,298
2030 Cross Currency Interest Rate Swap	10,545	—
2024 Cross Currency Interest Rate Swap	25,370	1,202
2026 Cross Currency Interest Rate Swap	24,856	1,235
	$114,264	$30,365

As at December 31,	2020	2019
Financial liabilities at fair value
Non-current	$97,311	$30,365
Current	16,953	—
	$114,264	$30,365
On July 3, 2014, the Trust entered into a cross currency interest rate swap (the “2021 Cross Currency Interest Rate Swap”) to exchange the 3.788% semi-annual interest payments from the 2021 Debentures for Euro denominated payments at a 2.68% fixed interest rate. In addition, under the terms of the swap, the Trust will pay principal proceeds of
€
171.9 million in exchange for which it will receive $250.0 million on July 5, 2021. On January 4, 2021, the 2021 Cross Currency Interest Rate Swap was terminated in conjunction with the redemption of the 2021 Debentures (note 22).
On December 20, 2016, the Trust entered into a cross currency interest rate swap (the “2023 Cross Currency Interest Rate Swap”) to exchange the 3.873% semi-annual interest payments from the 2023 Debentures for Euro denominated payments at a 2.43% fixed interest rate. In addition, under the terms of the swap, the Trust will pay principal proceeds of
€
281.1 million in exchange for which it will receive $400.0 million on November 30, 2023.
On September 24, 2019, in conjunction with a refinancing, the Trust entered into a new cross currency interest rate swap (the “2024 Cross Currency Interest Rate Swap”) to exchange the LIBOR plus margin monthly interest payments from the 2024 Term Loan for Euro denominated payments at a 0.522% fixed interest rate. In addition, under the terms of the 2024 Cross Currency Interest Rate Swap, Granite will pay principal proceeds of
€
168.2 million in exchange for which it will receive US$185.0 million on December 19, 2024.

On November 27, 2019, also in conjunction with a refinancing, the Trust entered into a new cross currency interest rate swap (the “2026 Cross Currency Interest Rate Swap”) to exchange the CDOR plus margin monthly interest payments from the 2026 Term Loan for Euro denominated payments at a 1.355% fixed interest rate. In addition, under the terms of the swap, the Trust will pay principal proceeds of
€
205.5 million in exchange for which it will receive $300.0 million on December 11, 2026.
On June 4, 2020, the Trust entered into a cross currency interest rate swap (the “2027 Cross Currency Interest Rate Swap”) to exchange the $500.0 million proceeds and the 3.062% semi-annual interest payments from the 2027 Debentures for US$370.3 million and US dollar denominated interest payments at a 2.964% fixed interest rate. In addition, under the terms of the swap, the Trust will pay principal proceeds of US$370.3 million in exchange for which it will receive $500.0 million on June 4, 2027.
On December 18, 2020, the Trust entered into a cross currency interest rate swap (the “2030 Cross Currency Interest Rate Swap”) to exchange the 2.378% semi-annual interest payments from the 2030 Debentures for Euro denominated interest payments at a 1.045% fixed interest rate. In addition, under the terms of the swap, the Trust will pay principal proceeds of
€
319.4 million in exchange for which it will receive $500.0 million on December 18, 2030.
The cross currency interest rate swaps are designated as net investment hedges of the Trust’s investments in foreign operations. The effectiveness of the hedges is
assessed quarterly. Gains and losses associated with the effective portion of the hedges are recognized in other comprehensive income. For the year ended December 31, 2020, the Trust has assessed the net investment hedge associated with each cross currency interest rate swap, except for the 2021 Cross Currency Interest Rate Swap (from the period December 18 to December 31, 2020) and a portion of the 2024 Cross Currency Interest Rate Swap, to be effective.
On December 18, 2020, the Trust de-designated the 2021 Cross Currency Interest Rate Swap as a result of the designation of the 2030 Cross Currency Interest Rate Swap. Since the Trust did not employ hedge accounting for the 2021 Cross Currency Interest Rate Swap from December 18, 2020 to December 31, 2020, a fair value loss of less than $0.1 million is recognized in fair value losses (gains) on financial instruments, net (note 13(e)) in the combined statement of net income.
With the refinancing of the 2024 Term Loan in 2019, the Trust has assessed only the foreign exchange movements associated with the fair value change of the 2024 Cross Currency Interest Rate Swap to be effective. Accordingly, the change in fair value relating to foreign exchange movements on the 2024 Cross Currency Interest Rate Swap is recorded in other comprehensive income. For the year ended December 31, 2020, since there is no effective hedge for the interest and other movements associated with the fair value change of the 2024 Cross Currency Interest Rate Swap, a fair value loss of $5.9 million is recognized in fair value losses (gains) on financial instruments, net (note 13(e)) in the combined statement of net income.
The Trust has elected to record the differences resulting from the lower interest rates associated with the cross currency interest rate swaps in the combined statements of net income.